Cover	Aug. 08, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2024
Entity File Number	001-41608
Entity Registrant Name	Structure Therapeutics Inc.
Entity Central Index Key	0001888886
Entity Tax Identification Number	98-1480821
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	601 Gateway Blvd.
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	457-1978
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
American Depositary Shares Adss Each Representing Three Ordinary Shares Par Value 0. 0001 Per Ordinary Share [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares (ADSs), each representing three ordinary shares, par value $0.0001 per ordinary share
Trading Symbol	GPCR
Security Exchange Name	NASDAQ
Ordinary Shares Par Value 0. 0001 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share*
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ